Impairment of Non-current Assets - Summary of Impairment of Non-current Assets Excluding Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Total impairment of non-current assets	$ 75	$ 515	$ 2,507
Non-current Assets Excluding Goodwill [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Total impairment of non-current assets	$ 0
Cerro Colorado [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Total impairment of non-current assets		$ 455